Post balance sheet events	12 Months Ended
Dec. 31, 2017
Post balance sheet events [Abstract]
Post balance sheet events
23.	Post balance sheet events

On February 2, 2018, we entered into an additional lease with the EPFL Innovation Park to expand our premises by more than 4,300 square feet effective March 1, 2018. As part of this expansion, the Company agreed to purchase CHF 750 thousand of the previous tenant’s lab equipment.